American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
October 31, 2022

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.7%
Diversified Bond Fund Investor Class	27,957,890	251,621,011
High Income Fund Investor Class	1,850,352	14,839,824
Inflation-Adjusted Bond Fund Investor Class	7,424,510	81,521,124
Short Duration Fund Investor Class	7,226,278	69,950,375
Short Duration Inflation Protection Bond Fund Investor Class	5,682,959	59,102,779
		477,035,113
Domestic Equity Funds — 33.0%
Disciplined Growth Fund Investor Class	1,205,172	21,283,339
Equity Growth Fund Investor Class	1,461,517	35,558,711
Focused Large Cap Value Fund Investor Class	9,553,764	94,295,650
Growth Fund Investor Class	930,805	34,653,860
Heritage Fund Investor Class	1,562,637	28,783,767
Mid Cap Value Fund Investor Class	4,221,163	67,327,542
Small Cap Growth Fund Investor Class	762,054	12,558,650
Small Cap Value Fund Investor Class	1,332,540	12,605,828
Sustainable Equity Fund Investor Class	1,802,740	69,964,357
		377,031,704
International Fixed Income Funds — 14.4%
Emerging Markets Debt Fund Investor Class	2,896,194	23,806,713
Global Bond Fund Investor Class	9,399,157	81,490,689
International Bond Fund Investor Class	6,052,477	59,132,697
		164,430,099
International Equity Funds — 10.9%
Global Real Estate Fund Investor Class	770,349	8,404,507
International Growth Fund Investor Class	4,928,882	48,500,200
International Small-Mid Cap Fund Investor Class	1,175,221	9,965,875
International Value Fund Investor Class	8,635,499	57,167,003
		124,037,585
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,175,338,251)		1,142,534,501
OTHER ASSETS AND LIABILITIES†		(46,439)
TOTAL NET ASSETS — 100.0%		$1,142,488,062

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$269,992	$6,033	—	$(24,404)	$251,621	27,958	—	$1,763
High Income Fund	16,283	234	$1,001	(676)	14,840	1,850	$(184)	234
Inflation-Adjusted Bond Fund	91,358	—	2,679	(7,158)	81,521	7,425	(339)	—
Short Duration Fund	77,248	445	6,236	(1,507)	69,950	7,226	(397)	446
Short Duration Inflation Protection Bond Fund	65,709	—	3,893	(2,713)	59,103	5,683	(20)	—
Disciplined Growth Fund	23,392	—	—	(2,109)	21,283	1,205	—	—
Equity Growth Fund	40,016	90	2,850	(1,697)	35,559	1,462	(590)	89
Focused Large Cap Value Fund	94,648	485	—	(837)	94,296	9,554	—	486
Growth Fund	38,666	—	—	(4,012)	34,654	931	—	—
Heritage Fund	30,143	—	—	(1,359)	28,784	1,563	—	—
Mid Cap Value Fund	71,490	347	2,678	(1,831)	67,328	4,221	(259)	347
Small Cap Growth Fund	18,824	—	8,743	2,478	12,559	762	(2,851)	—
Small Cap Value Fund	18,806	29	6,141	(88)	12,606	1,333	(799)	29
Sustainable Equity Fund	78,627	—	4,323	(4,340)	69,964	1,803	533	—
Emerging Markets Debt Fund	25,113	83	—	(1,389)	23,807	2,896	—	82
Global Bond Fund	90,396	386	3,444	(5,847)	81,491	9,399	(539)	385
International Bond Fund	66,638	—	—	(7,505)	59,133	6,052	—	—
Global Real Estate Fund	9,884	—	—	(1,479)	8,405	770	—	—
International Growth Fund	54,269	793	—	(6,562)	48,500	4,929	—	—
International Small-Mid Cap Fund	11,047	—	—	(1,081)	9,966	1,175	—	—
International Value Fund	62,348	—	—	(5,181)	57,167	8,635	—	—
	$1,254,897	$8,925	$41,988	$(79,297)	$1,142,537	106,832	$(5,445)	$3,861
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.